[DECHERT LETTERHEAD]

February 6, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Funds
File Nos. 033-18030 and 811-5371

Dear Sir or Madam:

Included herewith for filing on behalf of Russell Investment Funds (the “Trust”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) marked to indicate the changes effected in the Registration Statement by the Amendment.

This Amendment contains two prospectuses and two statements of additional information, and is being filed in connection with the Trust’s annual update of its Registration Statement to update certain financial information and make other changes to the Trust’s disclosure documents.

Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing. No fees are required in connection with this filing. Please contact me at (617) 728-7103 or John V. O’Hanlon, Esq. at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Very truly yours,

/s/ Amy McDonald
Amy McDonald

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.